COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands				12 Months Ended
	Aug. 13, 2021 USD ($) shares	Jul. 26, 2021	Dec. 15, 2017 USD ($)	Jul. 31, 2021 shares
Commitments and Contingencies [Line Items]
Reverse stock split, conversion ratio		0.1
Restricted Stock
Commitments and Contingencies [Line Items]
Number of shares surrendered				0
Reith v. Lichtenstein
Commitments and Contingencies [Line Items]
Cash paid to plaintiff | $	$ 2,750
Reith v. Lichtenstein | Restricted Stock | Director
Commitments and Contingencies [Line Items]
Number of shares surrendered	3,300,000
Reith v. Lichtenstein | Restricted Stock | Director | Warren Lichtenstein
Commitments and Contingencies [Line Items]
Number of vested shares surrendered	1,833,333
Number of nonvested shares surrendered	300,000
Reith v. Lichtenstein | Restricted Stock | Director | Jack Howard
Commitments and Contingencies [Line Items]
Number of vested shares surrendered	916,667
Number of nonvested shares surrendered	150,000
Reith v. Lichtenstein | Restricted Stock | Director | William Fejes
Commitments and Contingencies [Line Items]
Number of vested shares surrendered	100,000
Purchase Agreement | SPHG Holdings | Series C Convertible Preferred Stock
Commitments and Contingencies [Line Items]
Proceeds from issuance of preferred stock | $			$ 35,000